PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Cash Reserves, a portfolio of Federated Government Trust, for the six-month period ended October 31, 1996. The Report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete listing of the fund's investments and its financial statements.

On behalf of its investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 per share. It invests exclusively in a portfolio of securities issued or guaranteed by the U.S. government or its agencies.* Of course, the fund itself is not guaranteed.

During the six-month reporting period, dividends paid to shareholders totaled $14.6 million, or $0.02 per share. At the end of the reporting period, the fund's net assets stood at $620.4 million.

Thank you for selecting Automated Government Cash Reserves as a high-quality cash investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1996

* No money market fund can guarantee that a stable net asset value will be maintained. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Automated Government Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Group* (`S&P'') and Aaa by Moody's Investors Service, Inc.,** (`Moody's'') is invested only in direct issues of the U.S. Treasury and government securities whose interest is exempt from various states' personal income tax if owned directly.*** The fund's acceptable investments do not include repurchase agreements, because it was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable. The fund continues to emphasize issues of the Student Loan Marketing Association, Farm Credit Banks, and Federal Home Loan Banks. We continue to maintain a small Treasury position within the Fund's portfolio when agency spreads are narrow.

Over the six months ended October 31, 1996, the Federal Reserve Board (the `Fed'') stood pat in the face of economic growth that exceeded the 2.50% pace thought to be the non-inflationary potential. Confronted with persistent strength in the housing, auto, and retail sectors, the Fed stuck to its belief that economic growth in the second half of the year would return to a more moderate pace. Over the reporting period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. When signs of the long-awaited slowdown finally began to emerge in the third quarter of 1996, the market then fretted that it might not be occurring quickly enough to prevent the need for the Fed to tighten in order to ward off inflationary pressures. By the end of the reporting period, however, the market calmed itself once more as growth in employment and housing moderated and inflation remained tame. Overall, the Fed funds target rate remained unchanged, at 5.25%, where it has been since late January 1996.

Movements in interest rates reflected the market uncertainty. The yield on the three-month Treasury bill began the reporting period at 5.10% in early May and rose to 5.35% by late August amid fears that the robust economy might spark inflation - particularly in the face of tight labor market conditions. The yield then fell to 5.15% as signs of tempered growth began to appear, rose once more to 5.35% as the market continued to reflect concerns over developing wage pressures, and then plunged to 5.00% in late September/early October as relief finally took hold. The yield finally rebounded to a more realistic 5.15% and traded within a narrow range for the remainder of the reporting period, as the market broke out of its trend of over-reacting to each economic release and accepted the idea that the Fed was likely to be on hold indefinitely. Overall, the short end of the Treasury yield curve ended the reporting period 20 basis points flatter than it began, reflecting the retreat from expectations of a imminent tightening in monetary policy.

For most of the six-month reporting period, the fund was targeted in a 35 to 45 day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the short-term Treasury and agency markets. The fund remained barbelled in structure, combining government agency floating rate notes with purchases of fixed-rate Treasury and agency securities with longer maturities. With a friendly inflation picture and no signs of a dramatic change in the overall fundamental picture of the economy on the horizon, the fund will likely maintain its current neutral positioning in the near future.

* This rating is obtained after S&P evaluates a number of factors including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. This rating, however, does not remove market risks.
** Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

*** Income may be subject to the federal alternative minimum tax and local taxes.


AUTOMATED GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                                            VALUE
SHORT-TERM GOVERNMENT AND AGENCY OBLIGATIONS -- 101.6%
$  6,500,000      Federal Farm Credit Bank Notes, 5.40%-5.60%, 12/2/1996-6/3/1997                   $   6,496,700
  26,000,000   (a)Federal Farm Credit Bank, Discount Notes, 5.254%-5.272%,
                  11/14/1996-11/25/1996                                                                25,935,653
  10,000,000   (b)Federal Farm Credit Bank, Floating Rate Notes, 5.30%, 11/4/1996                       9,994,672
 232,030,000   (a)Federal Home Loan Bank, Discount Notes, 5.235%-5.735%,
                  11/1/1996-3/31/1997                                                                 230,587,582
  34,400,000   (b)Federal Home Loan Bank, Floating Rate Notes, 5.195%-5.310%,
                  11/4/1996-11/25/1996                                                                 34,382,666
  61,000,000      Student Loan Marketing Association Master Notes, 5.23%, 11/5/1996                    61,000,000
   3,000,000      Student Loan Marketing Association Notes, 5.62%, 6/30/1997                            2,992,930
  94,235,000   (a)Student Loan Marketing Association, Discount Notes, 5.275%-5.437%,
                  11/1/1996-12/18/1996                                                                 94,052,368
  91,200,000   (b)Student Loan Marketing Association, Floating Rate Notes,
                  5.240%-5.605%, 11/5/1996                                                             91,189,532
  25,000,000   (a)Tennessee Valley Authority, Discount Notes, 5.285%-5.315%,
                  11/12/1996-11/20/1996                                                                24,954,492
   3,000,000   (a)United States Treasury Bills, 5.67%, 8/21/1997                                        2,869,127
  46,000,000      United States Treasury Notes, 5.625%-8.500%, 11/15/1996-9/30/1997                    46,153,010
                     TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                      $  630,608,732


(a) Discount rate at time of purchase.
(b) Floating rate note with current rate and next reset date shown.
(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($620,374,296) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)

ASSETS:
Total investments in securities, at amortized cost and value                                          $630,608,732
Cash                                                                                                       610,986
Income receivable                                                                                        2,469,107
Receivable for shares sold                                                                                     953
  Total assets                                                                                         633,689,778
LIABILITIES:
Payable for investments purchased                                                $10,760,979
Income distribution payable                                                        2,385,299
Accrued expenses                                                                     169,204
  Total liabilities                                                                                     13,315,482
NET ASSETS for 620,374,296 shares outstanding                                                         $620,374,296
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$620,374,296 / 620,374,296 shares outstanding                                                                $1.00


(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                                               $16,380,457
EXPENSES:
Investment advisory fee                                                           $1,531,433
Administrative personnel and services fee                                            231,553
Custodian fees                                                                        43,986
Transfer and dividend disbursing agent fees and expenses                              24,839
Directors'/Trustees' fees                                                              4,600
Auditing fees                                                                          6,716
Legal fees                                                                             6,716
Portfolio accounting fees                                                             52,089
Shareholder services fee                                                             765,716
Share registration costs                                                              10,170
Printing and postage                                                                   4,048
Insurance premiums                                                                     3,660
Miscellaneous                                                                          6,991
   Total expenses                                                                  2,692,517
Waiver of investment advisory fee                                                   (902,579)
   Net expenses                                                                                          1,789,938
      Net investment income                                                                            $14,590,519


(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                              (UNAUDITED)              YEAR ENDED
                                                                           OCTOBER 31, 1996          APRIL 30, 1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                     $    14,590,519          $    28,284,828
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                      (14,590,519)             (28,284,828)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                1,161,700,642            2,822,902,273
Net asset value of shares issued to shareholders in payment of
distributions declared                                                          2,142,852                5,461,926
Cost of shares redeemed                                                    (1,146,605,058)          (2,829,077,401)
  Change in net assets resulting from share transactions                       17,238,436                 (713,202)
Change in net assets                                                           17,238,436                 (713,202)
NET ASSETS:
Beginning of period                                                           603,135,860              603,849,062
End of period                                                            $    620,374,296         $    603,135,860


(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX
                                     MONTHS
                                     ENDED
                                  (UNAUDITED)
                                   OCTOBER 31,                                   YEAR ENDED APRIL 30,
                                     1996          1996        1995       1994        1993       1992        1991        1990(A)
NET ASSET VALUE,
BEGINNING OF PERIOD                   $ 1.00       $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00       $ 1.00
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                0.02         0.05        0.05       0.03        0.03       0.05        0.07         0.02
LESS DISTRIBUTIONS
   Distributions from net
   investment income                   (0.02)       (0.05)      (0.05)     (0.03)      (0.03)     (0.05)      (0.07)       (0.02)
NET ASSET VALUE, END OF
PERIOD                                $ 1.00       $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00        1.00       $ 1.00
TOTAL RETURN(B)                         2.43%        5.24%       4.68%      2.77%       2.92%      4.79%       7.20%        1.93%
RATIOS TO AVERAGE NET
ASSETS
   Expenses                             0.58%*       0.58%       0.58%      0.57%       0.57%      0.58%       0.55%        0.32%*
   Net investment income                4.76%*       5.12%       4.70%      2.75%       2.87%      4.58%       6.70%        8.02%*
   Expense waiver/
   reimbursement(c)                     0.29%*       0.30%       0.32%      0.09%       0.08%      0.14%       0.30%        0.89%*
SUPPLEMENTAL DATA
   Net assets, end of
   period (000 omitted)             $620,374     $603,136    $603,849   $457,944    $396,370   $308,625    $206,694      $34,053


 *  Computed on an annualized basis.
(a) Reflects operations for the period from February 15, 1990 (date of initial public investment) to April 30, 1990.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT CASH RESERVES
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund'). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

AUTOMATED GOVERNMENT CASH RESERVES

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1996, capital paid-in aggregated $620,374,296.

Transactions in shares were as follows:

                                                                             SIX MONTHS
                                                                                ENDED             YEAR ENDED
                                                                             OCTOBER 31,            APRIL 30,
                                                                                1996                  1996
Shares sold                                                               1,161,700,642         2,822,902,273
Shares issued to shareholders in payment of distributions declared            2,142,852             5,461,926
Shares redeemed                                                          (1,146,605,058)       (2,829,077,401)
  Net change resulting from share transactions                               17,238,436              (713,202)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

AUTOMATED GOVERNMENT CASH RESERVES
   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

AUTOMATED
GOVERNMENT
CASH
RESERVES

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1996

Federated Investors

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314186107
0112708 (12/96)


                                                                       AUTOMATED
                                                                        TREASURY
                                                                            CASH
                                                                        RESERVES

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                OCTOBER 31, 1996

Federated Investors

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314186404
2112509 (12/96)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Treasury Cash Reserves, a portfolio of Federated Government Trust, for the six-month period ended October 31, 1996. The Report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete listing of the fund's investments and its financial statements.

On behalf of its investors, the fund pursues competitive income, a high level of liquidity, and a stable net asset value of $1.00 per share*--all through a portfolio of U.S. Treasury obligations.

During the six-month reporting period, dividends paid to shareholders totaled $6.1 million, or $0.02 per share. At the end of the reporting period, the fund's net assets stood at $260 million.

Thank you for your confidence in Automated Treasury Cash Reserves. Your questions, comments, or suggestions are always welcome.
Sincerely,

LOGO
Glen R. Johnson
President
December 15, 1996

* No money market fund can guarantee that a stable net asset value will be maintained. An investment in the fund is neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Automated Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Ratings Group* ("S&P") and Aaa by Moody's Investors Service, Inc.,** ("Moody's") is invested only in direct issues of the U.S. Treasury. The fund was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable.*** Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity can be maintained by including a laddered position of short-term Treasury securities, which are typically Treasury bills.

Over the six months ended October 31, 1996, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 2.50% pace thought to be the non-inflationary potential. Confronted with persistent strength in the housing, auto, and retail sectors, the Fed stuck to its belief that economic growth in the second half of the year would return to a more moderate pace. Over the reporting period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. When signs of the long-awaited slowdown finally began to emerge in the third quarter of 1996, the market then fretted that it might not be occuring quickly enough to prevent the need for the Fed to tighten in order to ward off inflationary pressures. By the end of the reporting period, however, the market calmed itself once more as growth in employment and housing moderated and inflation remained tame. Overall, the Fed funds target rate remained unchanged, at 5.25%, where it has been since late January 1996.

Movements in interest rates reflected the market uncertainty. The yield on the three-month Treasury bill began the reporting period at 5.10% in early May and rose to 5.35% by late August amid fears that the robust economy might spark inflation--particularly in the face of tight labor market conditions. The yield then fell to 5.15% as signs of tempered growth began to appear, rose once more to 5.35% as the market continued to reflect concerns over developing wage pressures, and then plunged to 5.00% in late September/early October as relief finally took hold. The yield finally rebounded to a more realistic 5.15% and traded within a narrow range for the remainder of the reporting period, as the market broke out of its trend of over-reacting to each economic release and accepted the idea that the Fed was likely to be on hold indefinitely.

For most of the six-month reporting period, the fund was targeted in a 35 to 45 day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the short-term Treasury market and in response to shifting technical factors at the front end of the yield curve. The fund trades actively when market opportunities present themselves, in order to help maximize shareholder value. With a friendly inflation picture and no signs of a dramatic change in the overall fundamental picture of the economy on the horizon, the fund will likely maintain its current neutral positioning in the near future.
  * This rating is obtained after S&P evaluates a number of factors including credit quality market price exposure and management. S&P monitors the portfolio weekly for developments that would cause changes in the ratings. This rating, however, does not remove market risks.

 ** Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

*** Income may be subject to the federal alternative minimum tax and local taxes.


AUTOMATED TREASURY CASH RESERVES

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--99.4%
-----------------------------------------------------------------------------------
               (A) U.S. TREASURY BILLS--70.2%
                   ----------------------------------------------------------------
$ 3,000,000        4.990%, 11/7/1996                                                  $  2,997,505
                   ----------------------------------------------------------------
 22,000,000        4.890%--5.115%, 11/21/1996                                           21,938,850
                   ----------------------------------------------------------------
 35,500,000        4.935%--5.135%, 11/29/1996                                           35,361,250
                   ----------------------------------------------------------------
 35,700,000        4.940%--5.190%, 12/5/1996                                            35,528,423
                   ----------------------------------------------------------------
 28,000,000        4.890%--4.975%, 12/12/1996                                           27,842,651
                   ----------------------------------------------------------------
  7,000,000        5.183%, 12/19/1996                                                    6,951,630
                   ----------------------------------------------------------------
 10,000,000        4.940%--5.050%, 12/26/1996                                            9,923,688
                   ----------------------------------------------------------------
  9,700,000        4.961%, 1/9/1997                                                      9,607,769
                   ----------------------------------------------------------------
 33,000,000        4.960%--5.030%, 1/16/1997                                            32,651,656
                   ----------------------------------------------------------------   ------------
                   Total                                                               182,803,422
                   ----------------------------------------------------------------   ------------
                   U.S. TREASURY NOTES--29.2%
                   ----------------------------------------------------------------
 41,000,000        7.250%, 11/15/1996                                                   41,029,579
                   ----------------------------------------------------------------
 25,000,000        7.250%, 11/30/1996                                                   25,034,727
                   ----------------------------------------------------------------
 10,000,000        6.875%, 2/28/1997                                                    10,050,511
                   ----------------------------------------------------------------   ------------
                   Total                                                                76,114,817
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                           $258,918,239
                   ----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at time of purchase.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($260,360,246) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)


AUTOMATED TREASURY CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $258,918,239
--------------------------------------------------------------------------------
Cash                                                                                     254,391
--------------------------------------------------------------------------------
Income receivable                                                                      2,253,551
--------------------------------------------------------------------------------
Receivable for investments sold                                                        6,994,808
--------------------------------------------------------------------------------
Receivable for shares sold                                                                 2,136
--------------------------------------------------------------------------------
Deferred expenses                                                                          1,176
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    268,424,301
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $6,951,630
-------------------------------------------------------------------
Income distribution payable                                            1,057,292
-------------------------------------------------------------------
Accrued expenses                                                          55,133
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 8,064,055
--------------------------------------------------------------------------------    ------------
NET ASSETS for 260,360,246 shares outstanding                                       $260,360,246
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
($260,360,246 / 260,360,246 shares outstanding)                                     $       1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED TREASURY CASH RESERVES

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $6,850,189
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  657,231
----------------------------------------------------------------------
Administrative personnel and services fee                                     99,373
----------------------------------------------------------------------
Custodian fees                                                                19,089
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                       9,966
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      2,913
----------------------------------------------------------------------
Auditing fees                                                                  6,867
----------------------------------------------------------------------
Legal fees                                                                     3,155
----------------------------------------------------------------------
Portfolio accounting fees                                                     32,769
----------------------------------------------------------------------
Shareholder services fees                                                    328,616
----------------------------------------------------------------------
Share registration costs                                                      15,639
----------------------------------------------------------------------
Printing and postage                                                           2,975
----------------------------------------------------------------------
Insurance premiums                                                             3,496
----------------------------------------------------------------------
Miscellaneous                                                                 13,439
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,195,528
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(406,851)
----------------------------------------------------------
  Waiver of shareholder services fee                           (39,434)
----------------------------------------------------------   ---------
     Total waiver                                                           (446,285)
----------------------------------------------------------------------    ----------
       Net expenses                                                                        749,243
------------------------------------------------------------------------------------    ----------
          Net investment income                                                         $6,100,946
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED TREASURY CASH RESERVES

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                          OCTOBER 31, 1996      APRIL 30, 1996
                                                          -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income/operating loss                        $   6,100,946        $  10,264,753
-------------------------------------------------------   -----------------     --------------
Net realized gain (loss) on investments                     $           0        $     155,205
-------------------------------------------------------   -----------------     --------------
     Change in net assets resulting from operations         $   6,100,946        $  10,419,958
-------------------------------------------------------   -----------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income                       (6,100,946)         (10,264,753)
-------------------------------------------------------   -----------------     --------------
Distributions from net realized gains                                   0             (155,205)
-------------------------------------------------------   -----------------     --------------
     Change in net assets resulting from distributions
     to shareholders                                           (6,100,946)         (10,419,958)
-------------------------------------------------------   -----------------     --------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sale of shares                                  477,821,022          871,777,363
-------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                            1,188,297            3,362,478
-------------------------------------------------------
Cost of shares redeemed                                      (479,317,280)        (781,979,740)
-------------------------------------------------------   -----------------     --------------
     Change in net assets resulting from share
       transactions                                              (307,961)          93,160,101
-------------------------------------------------------   -----------------     --------------
          Change in net assets                                   (307,961)          93,160,101
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                           260,668,207          167,508,106
-------------------------------------------------------   -----------------     --------------
End of period                                               $ 260,360,246        $ 260,668,207
-------------------------------------------------------   -----------------     --------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED TREASURY CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         (UNAUDITED)
                                         OCTOBER 31,                 YEAR ENDED APRIL 30,
                                         -----------  --------------------------------------------------
                                            1996       1996       1995       1994       1993     1992(A)
---------------------------------------- -----------  ------     ------     ------     ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                       0.02      0.05       0.04       0.03       0.03      0.03
----------------------------------------
  Net realized and unrealized gain
  (loss) on investments                         --        --         --         --         --        --
----------------------------------------  --------    ------     ------     ------     ------    -------
Total from investment operations              0.02      0.05       0.04       0.03       0.03      0.03
----------------------------------------  --------    ------     ------     ------     ------    -------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                     (0.02)    (0.05)     (0.04)     (0.03)     (0.03)    (0.03 )
----------------------------------------
  Distributions from net realized gain
  on investments                                --        --         --         --         --        --
----------------------------------------  --------    ------     ------     ------     ------    -------
Total distributions                          (0.02)    (0.05)     (0.04)     (0.03)     (0.03)    (0.03 )
----------------------------------------  --------    ------     ------     ------     ------    -------
NET ASSET VALUE, END OF PERIOD             $  1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
----------------------------------------  --------    ------     ------     ------     ------    -------
TOTAL RETURN(B)                               2.36%     5.04%      4.37%      2.58%      2.88%     3.07 %
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                    0.57%*    0.57%      0.56%      0.57%      0.39%     0.51 %*
----------------------------------------
  Net investment income                       4.64%*    4.92%      4.29%      2.55%      2.79%     3.84 %*
----------------------------------------
  Expense waiver/reimbursement(c)             0.34%*    0.37%      0.32%      0.13%      0.53%     0.30 %*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                $260,360    $260,668   $167,508   $190,480   $252,955  $36,803
----------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 9, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


AUTOMATED TREASURY CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


AUTOMATED TREASURY CASH RESERVES
--------------------------------------------------------------------------------

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1996, capital paid-in aggregated $260,360,246.

Transactions in shares were as follows:

                                                                      AUTOMATED TREASURY
                                                                        CASH RESERVES
                                                              ----------------------------------
                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 1996    APRIL 30, 1995
-----------------------------------------------------------   ----------------    --------------
Shares sold                                                      477,821,022        871,777,363
-----------------------------------------------------------
Shares issued to shareholders in payment of distributions
  declared                                                         1,188,297          3,362,478
-----------------------------------------------------------
Shares redeemed                                                 (479,317,280)      (781,979,740)
-----------------------------------------------------------   ---------------     --------------
     Net change resulting from share transactions                   (307,961)        93,160,101
-----------------------------------------------------------   ---------------     --------------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.


AUTOMATED TREASURY CASH RESERVES
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Glen R. Johnson                                 Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President, Treasurer
John E. Murray, Jr.                             and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                               Vice President
                                                S. Elliott Cohan
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.




                                                                            U.S.
                                                                        TREASURY
                                                                            CASH
                                                                        RESERVES

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                October 31, 1996

Federated Investors

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314186503
Cusip 34186305
2112510 (12/96)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for U.S. Treasury Cash Reserves, a portfolio of Federated Government Trust, for the six-month period ended October 31, 1996. The Report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete listing of the fund's investments and its financial statements.

On behalf of its investors, the fund pursues competitive income, a high level of liquidity, and a stable net asset value of $1.00 per share*--all through a portfolio consisting primarily of U.S. Treasury bills and notes.

During the six-month reporting period, dividends paid to shareholders of the fund's Institutional Shares totaled $24.6 million, or $0.02 per share. For the same period, dividends paid to shareholders of the fund's Institutional Service Shares totaled $6.5 million, or $0.02 per share. Net assets rose from $1.2 billion at the beginning of the reporting period to $1.4 billion at the end of the reporting period.

Thank you for your confidence in U.S. Treasury Cash Reserves. As always we, welcome your questions, comments, or suggestions.

Sincerely,

LOGO
Glen R. Johnson
President
December 15, 1996

* No money market fund can guarantee that a stable net asset value will be maintained. An investment in the fund is neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

U.S. Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Rating Group* ("S&P") and Aaa by Moody's Investors Service, Inc.,** ("Moody's") is invested only in direct issues of the U.S. Treasury. The fund was created to meet the needs of tax-sensitive investors in states which consider income from all repurchase agreements as taxable.*** Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity can be maintained by including a laddered position of short-term Treasury securities, which are typically Treasury bills.

Over the six months ended October 31, 1996, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 2.50% pace thought to be the non-inflationary potential. Confronted with persistent strength in the housing, auto, and retail sectors, the Fed stuck to its belief that economic growth in the second half of the year would return to a more moderate pace. Over the reporting period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. When signs of the long-awaited slowdown finally began to emerge in the third quarter of 1996, the market then fretted that it might not be occurring quickly enough to prevent the need for the Fed to tighten in order to ward off inflationary pressures. By the end of the reporting period, however, the market calmed itself once more as growth in employment and housing moderated and inflation remained tame. Overall, the Fed funds target rate remained unchanged, at 5.25%, where it has been since late January 1996.

Movements in interest rates reflected the market uncertainty. The yield on the three-month Treasury bill began the reporting period at 5.10% in early May and rose to 5.35% by late August amid fears that the robust economy might spark inflation--particularly in the face of tight labor market conditions. The yield then fell to 5.15% as signs of tempered growth began to appear, rose once more to 5.35% as the market continued to reflect concerns over developing wage pressures, and then plunged to 5.00% in late September/early October as relief finally took hold. The yield finally rebounded to a more realistic 5.15% and traded within a narrow range for the remainder of the reporting period, as the market broke out of its trend of over-reacting to each economic release and accepted the idea that the Fed was likely to be on hold indefinitely.

For most of the six-month reporting period, the fund was targeted in a 35 to 45 day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the short-term Treasury market and in response to shifting technical factors at the front end of the yield curve. The fund trades actively when market opportunities present themselves, in order to help maximize shareholder value. With a friendly inflation picture and no signs of a dramatic change in the overall fundamental picture of the economy on the horizon, the fund will likely maintain its current neutral positioning in the near future.

  * This rating is obtained after S&P evaluates a number of factors including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. This rating, however, does not remove market risks.

 ** Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

*** Income may be subject to the federal alternative minimum tax and local taxes.


U.S. TREASURY CASH RESERVES

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
------------        -------------------------------------------------------------   --------------
U.S. TREASURY OBLIGATIONS--99.6%
---------------------------------------------------------------------------------
                (A) U.S. TREASURY BILLS--68.9%
                    -------------------------------------------------------------
$120,000,000        4.91%--5.10%, 12/12/1996                                        $  119,327,179
                    -------------------------------------------------------------
 133,000,000        5.00%--5.29%, 11/21/1996                                           132,623,094
                    -------------------------------------------------------------
 193,000,000        5.05%--5.31%, 11/29/1996                                           192,239,287
                    -------------------------------------------------------------
 127,500,000        5.05%--5.33%, 12/5/1996                                            126,886,270
                    -------------------------------------------------------------
  46,000,000        5.07%--5.09%, 11/7/1996                                             45,961,897
                    -------------------------------------------------------------
  60,000,000        5.07%--5.21%, 12/26/1996                                            59,541,056
                    -------------------------------------------------------------
  77,000,000        5.09%--5.17%, 1/16/1997                                             76,185,280
                    -------------------------------------------------------------
  77,000,000        5.09%, 1/9/1997                                                     76,267,907
                    -------------------------------------------------------------
  63,500,000        5.14%--5.18%, 1/30/1997                                             62,703,119
                    -------------------------------------------------------------
  43,000,000        5.27%--5.29%, 12/19/1996                                            42,703,442
                    -------------------------------------------------------------   --------------
                    Total                                                              934,438,531
                    -------------------------------------------------------------   --------------
                    U.S. TREASURY NOTES--30.7%
                    -------------------------------------------------------------
 241,000,000        4.375%--7.25%, 11/15/1996                                          241,064,457
                    -------------------------------------------------------------
  80,000,000        6.75%--6.875%, 2/28/1997                                            80,391,079
                    -------------------------------------------------------------
  95,000,000        7.25%, 11/30/1996                                                   95,130,308
                    -------------------------------------------------------------   --------------
                    Total                                                              416,585,844
                    -------------------------------------------------------------   --------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST) (B)                       $1,351,024,375
                    -------------------------------------------------------------   --------------


(a) Each issue shows the rate of discount at the time of purchase.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,356,420,088) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)


U.S. TREASURY CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                      $1,351,024,375
------------------------------------------------------------------------------
Cash                                                                                     362,150
------------------------------------------------------------------------------
Income receivable                                                                     10,574,855
------------------------------------------------------------------------------
Receivable for investments sold                                                       42,968,108
------------------------------------------------------------------------------    --------------
     Total assets                                                                  1,404,929,488
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for investments purchased                                  $42,703,442
----------------------------------------------------------------
Income distribution payable                                          5,666,533
----------------------------------------------------------------
Accrued expenses                                                       139,425
----------------------------------------------------------------   -----------
     Total liabilities                                                                48,509,400
------------------------------------------------------------------------------    --------------
Net Assets for 1,356,420,088 shares outstanding                                   $1,356,420,088
------------------------------------------------------------------------------    --------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
------------------------------------------------------------------------------
$1,056,266,615 / 1,056,266,615 shares outstanding                                          $1.00
------------------------------------------------------------------------------    --------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------
$300,153,473 / 300,153,473 shares outstanding                                              $1.00
------------------------------------------------------------------------------    --------------


(See Notes which are an integral part of the Financial Statements)


U.S. TREASURY CASH RESERVES

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $32,765,377
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                 $ 2,522,498
--------------------------------------------------------------------
Administrative personnel and services fee                                   476,752
--------------------------------------------------------------------
Custodian fees                                                               68,613
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     57,370
--------------------------------------------------------------------
Directors'/Trustees' fees                                                     5,336
--------------------------------------------------------------------
Auditing fees                                                                 6,624
--------------------------------------------------------------------
Legal fees                                                                    2,208
--------------------------------------------------------------------
Portfolio accounting fees                                                    68,967
--------------------------------------------------------------------
Shareholder services fee--Institutional Shares                            1,232,254
--------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                      344,307
--------------------------------------------------------------------
Share registration costs                                                     47,012
--------------------------------------------------------------------
Printing and postage                                                          6,072
--------------------------------------------------------------------
Insurance premiums                                                            6,624
--------------------------------------------------------------------
Miscellaneous                                                                 2,577
--------------------------------------------------------------------    -----------
     Total expenses                                                       4,847,214
--------------------------------------------------------------------
Waivers
--------------------------------------------------------------------
  Waiver of investment advisory fee                      $(1,981,656)
------------------------------------------------------
  Waiver of shareholder services fee--Institutional
  Shares                                                  (1,232,254)
------------------------------------------------------   -----------
     Total waivers                                                       (3,213,910)
--------------------------------------------------------------------    -----------
       Net expenses                                                                      1,633,304
-----------------------------------------------------------------------------------    -----------
          Net investment income                                                        $31,132,073
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


U.S. TREASURY CASH RESERVES

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                          (UNAUDITED)          YEAR ENDED
                                                       OCTOBER 31, 1996      APRIL 30, 1996
                                                       -----------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
OPERATIONS--
----------------------------------------------------
Net investment income                                   $    31,132,073      $   47,756,192
----------------------------------------------------   -----------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------
Distributions from net investment income
----------------------------------------------------
  Institutional Shares                                      (24,605,818)        (40,360,730 )
----------------------------------------------------
  Institutional Service Shares                               (6,526,255)         (7,395,462 )
----------------------------------------------------   -----------------     --------------
     Change in net assets resulting from
     distributions to shareholders                          (31,132,073)        (47,756,192 )
----------------------------------------------------   -----------------     --------------
SHARE TRANSACTIONS--
----------------------------------------------------
Proceeds from sale of shares                              2,390,251,509       3,934,548,103
----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                             2,839,230           5,240,359
----------------------------------------------------
Cost of shares redeemed                                  (2,251,431,524)     (3,394,768,512 )
----------------------------------------------------   -----------------     --------------
     Change in net assets resulting from share
       transactions                                         141,659,215         545,019,950
----------------------------------------------------   -----------------     --------------
          Change in net assets                              141,659,215         545,019,950
----------------------------------------------------
NET ASSETS:
----------------------------------------------------
Beginning of period                                       1,214,760,873         669,740,923
----------------------------------------------------   -----------------     --------------
End of period                                           $ 1,356,420,088      $1,214,760,873
----------------------------------------------------   -----------------     --------------


(See Notes which are an integral part of the Financial Statements)


U.S. TREASURY CASH RESERVES

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    SIX
                                   MONTHS
                                   ENDED
                                (UNAUDITED)
                                 APRIL 30,                    YEAR ENDED APRIL 30,
                                ------------   ---------------------------------------------------
                                    1996        1996       1995       1994       1993      1992(A)
------------------------------  ------------   ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income              0.02        0.05       0.05       0.03       0.03       0.04
------------------------------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income                 (0.02)      (0.05)     (0.05)     (0.03)     (0.03)     (0.04 )
------------------------------  ---------      ------     ------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
------------------------------  ---------      ------     ------     ------     ------     -------
TOTAL RETURN(B)                      2.54%       5.43%      4.75%      2.95%      3.13%      4.24 %
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses                           0.20%*      0.20%      0.20%      0.20%      0.20%      0.16 %*
------------------------------
  Net investment income              4.99%*      5.29%      4.85%      2.93%      3.03%      4.42 %*
------------------------------
  Expense waiver/
  reimbursement(c)                   0.56%*      0.59%      0.39%      0.43%      0.50%      0.62 %*
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                 $1,056,267     $937,662   $609,233   $265,030   $177,471   $83,244
------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from June 11, 1991 (date of initial public investment) to
    April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


U.S. TREASURY CASH RESERVES

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX
                                                            MONTHS
                                                            ENDED
                                                         (UNAUDITED)          YEAR ENDED
                                                          APRIL 30,           APRIL 30,
                                                         ------------     ------------------
                                                             1996          1996      1995(A)
-----------------------------------------------------    ------------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00        $ 1.00     $ 1.00
-----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------
  Net investment income                                       0.02          0.05       0.03
-----------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------
  Distributions from net investment income                   (0.02)        (0.05)     (0.03 )
-----------------------------------------------------    ---------        ------     -------
NET ASSET VALUE, END OF PERIOD                              $ 1.00        $ 1.00     $ 1.00
-----------------------------------------------------    ---------        ------     -------
TOTAL RETURN(B)                                               2.42%         5.17%      2.60 %
-----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------
  Expenses                                                    0.45%*        0.45%      0.45 %*
-----------------------------------------------------
  Net investment income                                       4.74%*        4.97%      5.33 %*
-----------------------------------------------------
  Expense waiver/reimbursement(c)                             0.31%*        0.34%      0.39 %*
-----------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------
  Net assets, end of period (000 omitted)                 $300,153        $277,099   $60,508
-----------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1994 (date of initial public investment) to
     April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


U.S. TREASURY CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


U.S. TREASURY CASH RESERVES
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $1,356,420,088.

Transactions in shares were as follows:

                                                          PERIOD ENDED          YEAR ENDED
                                                        OCTOBER 31, 1996      APRIL 30, 1996
                                                        -----------------     ---------------
                INSTITUTIONAL SHARES                         SHARES               SHARES
----------------------------------------------------    -----------------     ---------------
Shares sold                                                1,878,872,584       3,218,643,175
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                         1,232,395           4,028,759
----------------------------------------------------
Shares redeemed                                           (1,761,499,867)     (2,894,243,576 )
----------------------------------------------------    ----------------      --------------
  Net change resulting from Institutional Share
  transactions                                               118,605,112         328,428,358
----------------------------------------------------    ----------------      --------------

                                                          PERIOD ENDED          YEAR ENDED
                                                        OCTOBER 31, 1996      APRIL 30, 1996
                                                        -----------------     ---------------
            INSTITUTIONAL SERVICE SHARES                     SHARES               SHARES
----------------------------------------------------    -----------------     ---------------
Shares sold                                                  511,378,925         715,904,928
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                         1,606,835           1,211,600
----------------------------------------------------
Shares redeemed                                             (489,931,657)       (500,524,936 )
----------------------------------------------------    ----------------      --------------
Net change resulting from Institutional Service
Share transactions                                            23,054,103         216,591,592
----------------------------------------------------    ----------------      --------------
  Net change resulting from share transactions               141,659,215         545,019,950
----------------------------------------------------    ----------------      --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of


U.S. TREASURY CASH RESERVES
--------------------------------------------------------------------------------

Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                         OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                  John F. Donahue
Thomas G. Bigley                                 Chairman
John T. Conroy, Jr.                              Glen R. Johnson
William J. Copeland                              President
James E. Dowd                                    J. Christopher Donahue
Lawrence D. Ellis, M.D.                          Executive Vice President
Edward L. Flaherty, Jr.                          Edward C. Gonzales
Glen R. Johnson                                  Executive Vice President
Peter E. Madden                                  John W. McGonigle
Gregor F. Meyer                                  Executive Vice President, Treasurer
John E. Murray, Jr.                              and Secretary
Wesley W. Posvar                                 Richard B. Fisher
Marjorie P. Smuts                                Vice President
                                                 S. Elliott Cohan
                                                 Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.